Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND

STATUTORY PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS Conservative Growth Fund	June 1, 2020
QS Growth Fund	June 1, 2020
QS Moderate Growth Fund	June 1, 2020
QS Defensive Growth Fund	June 1, 2020

QS Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND

STATUTORY PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS Conservative Growth Fund	June 1, 2020

QS Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND

STATUTORY PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS Growth Fund	June 1, 2020

QS Moderate Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND

STATUTORY PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS Moderate Growth Fund	June 1, 2020

QS Defensive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND

STATUTORY PROSPECTUSES

OF THE FUNDS LISTED IN SCHEDULE A

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The fund is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A, the following disclosure replaces the section in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS EQUITY TRUST

QS Defensive Growth Fund	June 1, 2020